Fair Values of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Fair Values of Financial Instruments (Tables) [Abstract]
Carrying amounts and estimated fair values of financial instruments, including financial instruments not qualifying as hedge

					Thousands of
	Millions of yen				U.S. dollars
	2011		2010		2011
	Carrying	Estimated	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value	amount	fair value
Investment securities, marketable equity securities	¥49,372	¥49,372	¥47,178	¥47,178	$594,843	$594,843
Long-term debt, including current portion	413,760	412,375	462,941	460,916	4,985,060	4,968,373
Derivatives:
Forward and options
Assets	423	423	181	181	5,096	5,096
Liabilities	2,968	2,968	2,078	2,078	35,759	35,759
Interest rate swaps, cross-currency swap and interest rate cap agreements
Assets	10,608	10,608	9,172	9,172	127,808	127,808
Liabilities	1,008	1,008	2,550	2,550	12,145	12,145